united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22963

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

Altegris KKR Commitments Master Fund

Semi-Annual Report

September 30, 2015

ADVISED BY:

SUB-ADVISED BY:

StepStone Group LP
4350 LA Jolla Village Drive
Suite 800
San Diego, CA 92122

888.524.9441

www.altegris.com/mutualfunds

Altegris KKR Commitments Master Fund
September 30, 2015

Table of Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5
Portfolio of Investments	9
Approval of Advisory Agreement	10
Privacy Notice	13
Supplemental Information (Unaudited)	15

Altegris KKR Commitments Master Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

ASSETS
Investment securities:
Investments at cost	$30,000,263
Investments at value	$30,000,263
Cash	7,567,059
Receivable due from Adviser	80,026
Prepaid expenses and other assets	388,145
TOTAL ASSETS	38,035,493

LIABILITIES
Subscriptions received in advance	2,171,000
Payable due to Adviser	466,029
Directors’ fees payable	2,089
Accrued expenses and other liabilities	24,251
TOTAL LIABILITIES	2,663,369
NET ASSETS	$35,372,124

Composition of Net Assets:
Paid in capital	$35,400,250
Accumulated net investment loss	(28,126)
NET ASSETS	$35,372,124

Shares of beneficial interest outstanding [$0 par value]	$1,416,170
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$24.98

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2015 (1)

EXPENSES
Organization expenses	309,793
Advisor fees	60,715
Professional fees	12,545
Administrative services fees	3,593
Other expenses	14,131
TOTAL EXPENSES	400,777
Less: Expenses reimbursed by the Adviser	(311,936)
Less: Advisor Fees waived	(60,715)

NET EXPENSES	28,126

NET INVESTMENT LOSS	(28,126)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,126)

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2015 (1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(28,126)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	35,300,250

NET ASSETS
Beginning of Period	100,000
End of Period *	$35,372,124
* Includes accumulated net investment income (loss) of:	$(28,126)

SHARE ACTIVITY
Shares Sold	1,416,170

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund

FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
September 30, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$25.00

Loss from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.02)

Net asset value, end of period	$24.98

Total return (3,4)	(0.08)%

Net assets, at end of period (000s)	$35,372

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (5,6)	6.72%
Ratio of net expenses to average net assets (6)	0.55%
Ratio of net investment income to average net assets (6)	(0.55)%

Portfolio Turnover Rate (4)	0%

(1)	The Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

Altegris KKR Commitments Master Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on April 22, 2014 and did not have any operations from that date until November 14, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on July 31, 2015.

Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the Fund’s investment adviser.

The Fund will engage in a continuous offering, up to a maximum of 15 million shares of beneficial interest, and will operate as an closed-end fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (’‘NAV’’). The Fund’s initial offering price is $25.00 per share. The Adviser initially capitalized the Fund on November 14, 2014 at $25.00 per share.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund intends to allocate at least 80% of its assets to private equity investments of any type, sponsored or advised by Kohlberg Kravis Roberts & Co. L.P. or an affiliate (collectively, “KKR”), including primary offerings and secondary acquisitions of interests in alternative investment funds that pursue private equity strategies (“Investment Funds”) and co-investment opportunities in operating companies (“Co-Investment Opportunities”) presented by such KKR Investment Funds or by KKR. However, the Fund may at any time determine to allocate its assets to investments not sponsored, issued by, or otherwise linked to, KKR or its affiliates and to strategies and asset classes not representative of private equity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation –The Fund has adopted valuation procedures pursuant to which it will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Fund, provide that the valuations determined by the Investment Managers will be reviewed by the Adviser. However, neither the Adviser nor the Board of Trustees will be able to confirm independently the accuracy of the Investment Managers’ valuations (which are unaudited, except at year-end). Accordingly, the Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the underlying Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Fund will provide valuations, and will issue Shares, on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Short Term Investments	$30,000,263	$—	$—	$30,000,263
Total Investments:	$30,000,263	$—	$—	$30,000,263

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the current period.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years or expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

As of September 30, 2015, the Fund had incurred $309,793 in organizational costs and had $466,029 in deferred offering costs. As of September 30, 2015, all cost incurred by the Fund in connection with its offering are payable by the Adviser. Such expenses paid by the Adviser are subject to reimbursement for the next three years.

Expenses – Expenses, which are not readily identifiable, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds between the Fund and Altegris KKR Commitments Fund.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The Fund pays the Adviser, a monthly fee of 0.10% (1.20% on an annualized basis) of the Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Fund. The Adviser pays the Sub-Adviser a monthly fee of 0.030833% (0.37% on an annualized basis) of the month-end net asset value of the Fund’s private equity investments. Pursuant to the agreement, the Fund accrued $60,715 in management fees for the period ended September 30, 2015.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a two-year term beginning on the Initial Closing Date and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described herein) borne by the Fund during the Limitation Period to an amount not to exceed 0.55% per annum of the Fund’s net assets (the “Expense Cap”). “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and other investment-related expenses of the Fund; (iv) taxes; and (v) extraordinary expenses. The Adviser may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses for any month exceed the Expense Cap, the Adviser will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses have fallen to a level below the Expense Cap and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds the Expense Cap. For the period ended

Altegris KKR Commitments Master Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

September 30, 2015, the Adviser waived fees in the amount of $60,715 in management fees and $311,936 in fund expenses. As of September 30, 2015, $311,936 is subject to recapture until March 31, 2019.

The Fund is offering on a continuous basis up to 15 million shares of beneficial interest. Altegris Investments, L.L.C. acts as the distributor of the Shares (the “Distributor”).

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirements to categorize within the fair value hierarchy measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principle
Amount($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENTS - 84.8%
	U.S. GOVERNMENT OBLIGATIONS
30,000,000	US Treasury Bill	0.00%	10/22/2015	$30,000,263

	TOTAL INVESTMENTS - 84.8% (Cost - $30,000,263) (b)			$30,000,263
	OTHER ASSETS LESS LIABILITIES - 15.2%			5,371,861
	NET ASSETS - 100.0%			$35,372,124

(a)	Represents annualized yield at date of purchase for discount securities.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,000,263 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

See accompanying notes to financial statements.

Approval of Investment Advisory and Sub-Advisory Agreements

Approval of Investment Advisory Agreement

At a meeting held on September 12, 2014 (the “Meeting”), the Board of Trustees (the “Board”) of Altegris KKR Commitments Master Fund (formerly, Altegris KKR Private Equity Master Fund)(the “Master Fund”), including each of the trustees that are not “interested persons” of the Master Fund (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Altegris” or the “Adviser”) and the Master Fund.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a comparison of the Fund’s proposed advisory fee and estimated overall expenses with those of comparable closed end investment funds registered under the 1940 Act; (d) the anticipated level of profitability from the Adviser’s fund-related operations; (e) the compliance policies and procedures of the Adviser, including policies and procedures for personal securities transactions; and (f) information regarding the historical performance of other 1940 Act registered funds managed by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Altegris related to the proposed Advisory Agreement with the Master Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Altegris, an overview of the personnel that would perform services for the Master Fund, a certification from Altegris that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), Altegris’ Form ADV, and other compliance policies and procedures pertaining to Altegris. In reaching their conclusions, the Trustees considered that Altegris’ personnel have experience managing other registered investment companies that utilize multiple types of alternative strategies, as well as other forms of pooled investment vehicles and unregistered funds, and have experience in managing and overseeing the effective operation of sub-advisers and other service providers. The Board further considered that Altegris will delegate certain investment research responsibilities to a sub-adviser, and reviewed Altegris procedures for monitoring and evaluating the Fund’s portfolio construction and performance. The Board also noted that Altegris had assessed the key risks associated with the Master Fund’s principal investment strategies and underlying investments, and were satisfied that Altegris was taking adequate measures to mitigate such risks. The Board then concluded that Altegris had sufficient quality and depth of personnel, resources, management experience and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Altegris to the Master Fund were satisfactory.

Performance. The Board considered that the Master Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board noted that Altegris has investment management experience for various other alternative investment portfolios and noted that Altegris’ other mutual funds offer varied, sophisticated investment strategies and generally allocate certain research and trading functions to one or more sub-advisers. The Board reviewed the investment objective and performance of Altegris’ other mutual funds for one year, three year and since inception periods ended June 30, 2014. The Board considered that, generally, the performance of the mutual funds advised by Altegris was positive and comparable to the benchmark returns for each such fund. The Board concluded that, based on the performance of Altegris’ other investment portfolios, that Altegris’ performance with respect to the Master Fund was expected to be satisfactory and Altegris was expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Altegris, the Board considered a comparison of the Master Fund’s proposed advisory fee and estimated overall expenses to those of certain peer funds with similar investment objectives and strategies (“Peer Group”), noting that the number of peer funds directly comparable to the Master Fund was limited. The Board considered that Altegris proposed to charge an advisory fee of 1.20% of the Master Fund’s average net assets. The Board considered that the proposed advisory fee is within the range or equal to the advisory fees reflected in the Peer Group. The Board also noted that the Master Fund’s overall estimated expenses were expected to be lower than the range of the Peer Group, taking into account that the net expenses reported by the Peer Group were inclusive of the estimated acquired fund fees and expenses attributable to the underlying private investment funds held by the funds in the Peer Group. The Board also considered that Altegris has agreed to reimburse the Master Fund in order to limit certain of the Master Fund’s annual operating expenses, exclusive of the advisory fee, investment-related expenses and extraordinary expenses, to 0.55% of the Master Fund’s average daily net assets. The Board concluded that the proposed contractual advisory fee to be paid to Altegris was fair and reasonable and that the overall expense ratio was acceptable in light of these factors. The Trustees further noted that, based on (i) the extensive discussions conducted earlier during the Meeting regarding the proposed roles of Altegris as the discretionary investment adviser and Stepstone as a non-discretionary sub-adviser; and (ii) its determination detailed below that the fees of Stepstone are reasonable with respect to the services to be provided, the split of the total advisory fee between Altegris and Stepstone was reasonable in light of the services provided by each.

Profitability. The Board considered Altegris’ anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Master Fund and the Master Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Altegris and concluded that, based on the Master Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Master Fund, they were satisfied that Altegris’ anticipated level of profitability from its relationship with the Master Fund would not be excessive during the Master Fund’s start-up phase.

Economies of Scale. The Board considered whether Altegris would realize economies of scale with respect to its management of the Master Fund. The Trustees considered the estimated profitability analysis included in the Board Materials, and considered that while expenses of managing the Master Fund as a percentage of assets under management are expected to decrease as the Master Fund’s assets grow, based on the initial asset levels of the Master Fund of a minimum of $25 million at inception and projected asset levels during the initial term of the Advisory Agreement, economies of scale was not a relevant consideration at this time. The Trustees noted that Altegris would revisit whether economies of scale exist in the future once the Master Fund has achieved sufficient scale.

Conclusion. The Chairman of the Board reported that the Board, having requested and received such information from Altegris as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Master Fund and its future shareholders. In considering the proposed Advisory Agreement, the Board did not identify any one factor as all important and each Trustee may have individually given weight to separate factors.

Approval of Sub-Advisory Agreement

At the Meeting, the Board also considered the proposed subadvisory agreement (the “Subadvisory Agreement”) among Altegris, Stepstone Group, LP (“Stepstone” or the “Sub-Adviser”) and the Master Fund.

In connection with the Board’s consideration of the Subadvisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Sub-Adviser’s investment management personnel; (b) an overview of the Sub-Adviser’s operations and financial condition; (c) the anticipated level of profitability from the Sub-Adviser’s fund-related operations; (d) the compliance policies and procedures of the Sub-Adviser and (e) information regarding the performance of mandates and separately managed accounts advised by the Sub-Adviser that are conceptually similar to the Master Fund’s proposed portfolio construction.

Matters considered by the Board in connection with its approval of the Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Stepstone related to the proposed Subadvisory Agreement to be entered into with Altegris and the Master Fund, including the proposed Subadvisory Agreement, Stepstone’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Master Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from Stepstone that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered the experience and qualifications of Stepstone’s portfolio management team, the structure of the investment processes utilized by Stepstone in making investment recommendations for each of the types of securities to be purchased by the Master Fund, the success of Stepstone in creating and managing private equity portfolios across various types of strategies, the structure and experience of Stepstone’s compliance personnel and Stepstone’s practices for monitoring compliance with the Master Fund’s investment limitations. The Board then concluded that Stepstone had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Subadvisory Agreement and that the nature, overall quality and extent of the management services to be provided by Stepstone to Altegris and the Master Fund were satisfactory.

Performance. The Board reviewed the performance of separately managed accounts of Stepstone that include investments in similar types of private equity funds proposed to be held by the Master Fund, including primary, secondary an co-investment opportunities, taking into account that Stepstone does not generally manage its separately managed accounts in such a manner as to focus primarily on a single underlying manager in the same manner that the Master Fund will invest in private Investment Funds sponsored by or affiliated with Kohlberg Kravis Roberts & Co. L.P. or an affiliate. The Trustees noted that the one, three five and since inception returns of Stepstone’s separately managed accounts as of December 31, 2013 were positive, as were Stepstone’s aggregate net performance for the same periods. The Board concluded that, based on Stepstone’s in-person presentations and the professionalism, experience and qualifications of Stepstone’s portfolio management team, Stepstone was expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. The Board then discussed the proposed fees to be paid to Stepstone. The Board considered that the subadvisory fee was the product of an arms-length negotiation between Stepstone and Altegris that took into account a competitive fee structure for the Master Fund as well as the fact that the services rendered by Stepstone under the Subadvisory Agreement are complementary to Stepstone’s current advisory services. The Trustees also considered that other funds in the Master Fund’s Peer Group did not employ sub-advisers. The Board concluded that Stepstone’s sub-advisory fees were acceptable in light of the quality of the services Altegris and the Master Fund expected to receive from Stepstone.

Profitability. The Board considered Stepstone’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Master Fund and the Master Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Stepstone and concluded that, based on the Master Fund’s expected asset levels during its first two years of operations and the estimated costs of managing the Master Fund, they were satisfied that Stepstone’s anticipated level of profitability from its relationship with the Master Fund would not be excessive during the Master Fund’s start-up phase.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Master Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that economies of scale with respect to Stepstone was not a relevant consideration at this time.

Conclusion. The Chairman of the Board reported that the Board, having requested and received such information from Stepstone as it believed reasonably necessary to evaluate the terms of the proposed Subadvisory Agreement, and assisted by the advice of independent counsel, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Subadvisory Agreement for an initial two-year term is in the best interests of the Master Fund and its future shareholders. In considering the proposed Subadvisory Agreement, the Board did not identify any one factor as all important and each Trustee may have individually given weight to separate factors.

PRIVACY NOTICE

What does Altegris KKR Commitments Master Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account or deposit money

●     Direct us to buy securities or direct us to sell your securities

●     Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness.

●     Affiliates from using your information to market to you.

●     Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Master Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/4/15

By (Signature and Title)

/s/Ken McGuire

Ken McGuire, Treasurer/Principal Financial Officer

Date 12/4/15